Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Statement [Abstract]
NET SALES	[1]	$ 83,176	$ 78,812	$ 74,754
Cost of Sales	[1]	54,787	51,897	49,359
GROSS PROFIT	[1]	28,389	26,915	25,395
Operating Expenses:
Selling, General and Administrative	[1]	16,280	16,122	16,062
Depreciation and Amortization	[1]	1,640	1,627	1,567
Total Operating Expenses	[1]	17,920	17,749	17,629
OPERATING INCOME	[1]	10,469	9,166	7,766
Interest and Other (Income) Expense:
Interest and Investment Income	[1]	(337)	(12)	(20)
Interest Expense	[1]	830	711	632
Other	[1]	0	0	(67)
Interest and Other, net	[1]	493	699	545
EARNINGS BEFORE PROVISION FOR INCOME TAXES	[1]	9,976	8,467	7,221
Provision for Income Taxes	[1]	3,631	3,082	2,686
NET EARNINGS	[1]	$ 6,345	$ 5,385	$ 4,535
Weighted Average Common Shares	[1]	1,338	1,425	1,499
BASIC EARNINGS PER SHARE	[1]	$ 4.74	$ 3.78	$ 3.03
Diluted Weighted Average Common Shares	[1]	1,346	1,434	1,511
DILUTED EARNINGS PER SHARE	[1]	$ 4.71	$ 3.76	$ 3.00

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.